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[Janus letterhead]



April 21, 2009


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:  JANUS INVESTMENT FUND (the "Registrant")
     1933 Act File No. 2-34393
     1940 Act File No. 811-1879

Dear Sir or Madam:

The Registrant is transmitting today for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 to the registration statement on Form N-14 (the "Registration Statement") relating to the registration of shares of beneficial interest to be issued in connection with the reorganization of Janus Adviser Flexible Bond Fund (the "Acquired Fund"), a series of Janus Adviser Series, into Janus Flexible Bond Fund (the "Acquiring Fund"), a series of the Registrant (the "Reorganization). The purpose for filing the Registration Statement is to revise the pro forma financial statements that were filed as a part of the initial registration statement filed on Form N-14 on March 17, 2009. (Any additional comments received from the Staff will be addressed under a separate filing.) The pro forma financial statements were revised as a result of amendments to the methodology used in calculating the starting NAV for the Acquiring Fund's new shares classes, which were discussed with the Staff on an April 16, 2009 telephone conference call. The statement of additional information has been redlined to show changes from the initial registration statement. Since the Staff has previously reviewed the contents of the Registration Statement, the Registrant respectfully requests selective review of only the above referenced revisions.

The Registration Statement is also being filed under the Securities Exchange Act of 1934, as amended. No filing fee is due in connection with this filing.

If you have any questions regarding this filing, please call me at (303)
336-4562.

Sincerely,

/s/ Rodney A. DeWalt

Rodney A. DeWalt
Legal Counsel

Enclosures

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Robin R. Nesbitt, Esq.
     Cindy A. Antonson
     Donna Brungardt